Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Categories of current financial assets [abstract]
Patronage stock	$ 386	$ 437
Note receivable (note 13)	64	70
Security deposits	540	538
Cash surrender value-insurance	929	924
Other	288	35
Total	$ 2,207	$ 2,004